Financial Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2021
Financial Risk Management Policy
Return on equity

	Thousands of Euros
	2021	2020
Profit attributable to the Parent	188,726	618,546

Equity attributable to the Parent	5,523,609	5,108,392

ROE	3%	12%